UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-2533

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



SEI OPPORTUNITY FUND, L.P.

Quarterly Report (Unaudited)

June 30, 2008

                           SEI Opportunity Fund, L.P.
                       Schedule of Investments (Unaudited)
                                  June 30, 2008

                                                  FIRST                                    % OF
                                               ACQUISITION                                MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                   DATE            COST          VALUE      CAPITAL   LIQUIDITY**
----------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging*:
  Lydian Partners II, LP                       10/01/2003     $ 1,896,400    $ 1,980,199    3.33%    Quarterly
                                                              -----------------------------------
Total Convertible Bond Hedging                                  1,896,400      1,980,199    3.33%

Credit Hedging*:
  Brigade Leveraged
    Capital Structure Fund, LP                 05/01/2007       2,600,000      2,712,228    4.57%    Quarterly
  ICP Strategic Credit
    Income Fund, LP                            09/01/2007       1,800,000      1,871,873    3.15%    Quarterly
  Solus, LLC                                   01/01/2004       2,348,651      3,025,744    5.09%    Quarterly
  Southpaw Credit Opportunity
    Partners, LP                               08/01/2005       1,830,000      1,988,452    3.35%    Quarterly
                                                              -----------------------------------
Total Credit Hedging                                            8,578,651      9,598,297   16.16%

Distressed Debt*:
  Highland Crusader Fund, LP                   12/01/2005       1,520,000      1,448,244    2.44%   Semi-Annual
  Ironshield Special Situations Fund, LP       10/01/2007       2,200,000      2,186,801    3.68%    Quarterly
  Strategic Value Restructuring
     Fund, LP                                  01/01/2006       1,780,000      1,971,125    3.32%     Annual
                                                              ----------------------------------
Total Distressed Debt                                           5,500,000      5,606,170    9.44%

Fixed Income*:
  Sorin Fund, LP                               03/01/2007       3,000,000      3,236,565    5.45%    Quarterly
                                                              ----------------------------------
Total Fixed Income                                              3,000,000      3,236,565    5.45%

Global Macro*:
  First Quadrant Customized Global Macro
     Fund, Ltd. (b)                            01/01/2008       2,840,000      3,029,033    5.10%     Monthly
  Third Wave Global Macro Fund LP               03/1/2008       2,500,000      2,527,637    4.26%    Quaterly
                                                              -----------------------------------
Total Global Macro                                              5,340,000      5,556,670    9.36%

                           SEI Opportunity Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                  June 30, 2008


                                                  FIRST                                    % OF
                                               ACQUISITION                                MEMBERS'
Investments in investment funds                   Date            COST          Value      CAPITAL   Liquidity**
----------------------------------------------------------------------------------------------------------------

Long/Short Equity*:
  Alydar QP Fund, LP                             02/01/2004   $ 2,533,042    $ 2,842,484    4.79%    Quarterly
  Boathouse Row I, LP                            01/01/2006       946,984      1,467,622    2.47%    Quarterly
  GPS Income Fund, LP                            09/01/2006     1,240,000      1,007,587    1.70%    Quarterly
  GPS New Equity Fund, LP                        05/01/2007       200,000        122,192    0.21%    Quarterly
  Highline Capital Partners QP, LP               01/01/2006     2,191,028      2,554,756    4.30%    Quarterly
  Longbow Partners, LP                           03/01/2007     1,200,000      1,269,822    2.14%    Quarterly
  Mercury Asia Real Estate Securities Fund, LP   10/01/2007     1,900,000      1,221,844    2.06%    Quarterly
  Southport Millennium Fund II, LP               07/01/2007     2,961,349      3,295,128    5.54%    Quarterly
  Tiger Consumer Partners LP                     12/01/2006     1,660,000      1,689,918    2.84%    Quarterly
                                                              -----------------------------------
Total Long/Short Equity                                        14,832,403     15,471,353   26.05%

Multi-Strat*:
  Artradis AB2 Fund, Ltd.(b)                     01/01/2008     3,078,154      3,478,547    5.86%     Monthly
  Maple Leaf Macro Volatility Fund, LLC          03/01/2008     4,500,000      4,652,181    7.83%     Monthly
  Sandelman Partners Multi-
    Strategy Fund, LP                            01/01/2007     1,840,000      1,637,355    2.76%    Quarterly
  Vicis Capital Fund (b)                         09/01/2005     3,140,000      3,753,912    6.32%    Quarterly
                                                              -----------------------------------
Total Multi-Strat                                              12,558,154     13,521,995   22.77%

Affiliated Investment
SEI Opportunity Master Fund, L.P.                12/01/2003        33,744         29,589    0.04%     Monthly
                                                              ----------------------------------

Total Investments (a)                                         $51,739,352    $55,000,838   92.60%
                                                              ===================================

Percentages are based on Net Assets of $59,393,350.
     * Investment funds are non-income producing.
     ** Available frequency of redemptions after initial lock-up period.

     (a) The aggregate cost of investments for tax purposes was $51,739,352. Net unrealized appreciation on investments for tax purposes was $3,261,486 consisting of $4,541,618 gross unrealized appreciation and $1,280,132 gross unrealized depreciation.

     (b) Domiciled in the Cayman Islands. The total value of such investments as of June 30, 2008 was $10,261,492 and represented 17.28% of Members' Capital.

     The investments in Investment Funds shown above, representing 92.60% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at June 30, 2008:

SEI OPPORTUNITY FUND, L.P.
-----------------------------------------------------------------------------------------------------------------
                                             LEVEL 1            LEVEL 2            LEVEL 3             TOTAL
                                         ---------------    ---------------    ---------------    ---------------
Investments in other hedge funds          $          --     $           --     $   55,000,838     $   55,000,838
                                         ===============    ===============    ===============    ===============
TOTAL                                     $          --     $           --     $   55,000,838     $   55,000,838
                                         ===============    ===============    ===============    ===============


The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                              SEI OPPORTUNITY FUND, L.P.
                                             ---------------------------
BEGINNING BALANCE AS OF 3/31/08                    $  49,308,102
Realized gain/(loss)                                     256,615
Change in unrealized appreciation/(depreciation)         696,906
Net purchase/sales                                     4,739,215
Net transfers in and/or out of Level 3                        --
                                                  --------------
ENDING BALANCE AS OF 6/30/08                       $  55,000,838
                                                  ==============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Opportunity Fund, L.P.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -------------------------
                                       Robert A. Nesher
                                       President

Date:  August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -------------------------
                                       Robert A. Nesher
                                       President

Date:  August 29, 2008



By (Signature and Title)*              /s/ Karen Weiss
                                       -------------------------
                                       Karen Weiss
                                       Treasurer


Date:  August 29, 2008
* Print the name and title of each signing officer under his or her signature.